Leases (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020
Leases [Abstract]
2021	$ 64,000	$ 234,300
2022	260,300	210,600
2023	245,300	198,900
2024	195,900	195,900
2025	91,600	91,600
Total future minimum payments	857,100	931,300
Less: Imputed interest	71,500	94,700
Total present value of operating lease liabilities	$ 785,600	$ 836,600